Commitments and Contingencies (Operating Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating commitments, future minimum payments under commitments
2014	$ 8,712
2015	3,218
2016	1,591
2017	743
2018	702
Total	14,966
Rental expenses under operating leases	$ 5,057	$ 5,967	$ 4,261